UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-02328

Boulder Growth & Income Fund, Inc.
(Exact name of registrant as specified in charter)

2344 Spruce Street, Suite A, Boulder, CO		80302
(Address of principal executive offices)		(Zip code)

Stephen C. Miller, Esq. 2344 Spruce Street, Suite A Boulder, CO 80302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(303) 444-5483

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2010

Item 1 — Schedule of Investments.

The Schedule of Investments are included herewith.

PORTFOLIO OF INVESTMENTS	BOULDER GROWTH & INCOME FUND, INC.
February 28, 2010 (Unaudited)

Shares/
Principal
Amount	Description	Value (Note 1)

LONG TERM INVESTMENTS 85.8%
DOMESTIC COMMON STOCKS 64.8%
Construction Machinery 0.5%
20,000	Caterpillar, Inc.	$1,141,000

Cosmetics/Personal Care 0.9%
30,000	The Procter & Gamble Co.	1,898,400

Diversified 28.0%
466	Berkshire Hathaway, Inc., Class A*	55,826,799
25,000	Berkshire Hathaway, Inc., Class B*	2,003,250
		57,830,049
Diversified Financial Services 0.9%
35,000	American Express Co.	1,336,650
4,300	Franklin Resources, Inc.	437,396
		1,774,046
Electric Utilities 4.6%
17,000	Allegheny Energy, Inc.	385,050
12,000	Allete, Inc.	377,400
15,000	Alliant Energy Corp.	474,450
13,000	American Electric Power Co., Inc.	437,060
33,500	Black Hills Corp.	933,645
22,000	The Empire District Electric Co.	394,020
8,000	FPL Group, Inc.	370,960
150,000	Great Plains Energy, Inc.	2,671,500
13,000	NSTAR	439,660
11,700	OGE Energy Corp.	427,752
11,000	Progress Energy, Inc.	421,190
12,000	SCANA Corp.	432,600
13,000	Southern Co.	413,010
28,000	TECO Energy, Inc.	429,240
15,200	UIL Holdings Corp.	417,696
20,000	Westar Energy, Inc.	428,000
		9,453,233
Gas 1.8%
11,000	AGL Resources, Inc.	399,630
14,000	Atmos Energy Corp.	384,440
31,000	CenterPoint Energy, Inc.	414,780
12,000	Inergy L.P.	433,440
13,000	The Laclede Group, Inc.	426,270
11,000	Nicor, Inc.	458,150
17,000	Piedmont Natural Gas Co., Inc.	439,110
17,000	Vectren Corp.	395,250
12,000	WGL Holdings, Inc.	394,200
		3,745,270
Healthcare Products & Services 8.7%
70,000	Becton Dickinson & Co.	5,450,900
200,000	Johnson & Johnson	12,599,999
		18,050,899
Insurance 0.9%
47,074	Fidelity National Financial, Inc.	670,805
40,000	First American Corp.	1,289,200
		1,960,005
Manufacturing 0.5%
12,000	3M Co.	961,800

Oil & Gas 1.5%
65,000	ConocoPhillips	3,120,000

Pharmaceuticals 0.1%
17,000	Pfizer, Inc.	298,350

Pipelines 2.6%
29,300	Boardwalk Pipeline Partners L.P.	877,242
7,800	Buckeye Partners L.P.	458,562
17,800	El Paso Pipeline Partners L.P.	460,842
18,300	Energy Transfer Partners L.P.	846,924
27,200	Enterprise Products Partners L.P.	891,072
7,200	Kinder Morgan Energy Partners L.P.	462,960
10,300	Magellan Midstream Partners L.P.	465,972
10,300	Oneok, Inc.	456,599
8,200	Plains All American Pipeline L.P.	454,362
		5,374,535
Registered Investment Companies (RICs) 7.0%
122,690	Cohen & Steers Infrastructure Fund, Inc.	1,804,770
881,590	Cohen & Steers REIT and Utility Income Fund, Inc.	9,477,093
66,000	Flaherty & Crumrine/Claymore Preferred Securities Income Fund, Inc.	982,740
135,392	Flaherty & Crumrine/Claymore Total Return Fund, Inc.	2,141,901
		14,406,504
Retail 6.5%
9,000	Suburban Propane Partners L.P.	428,220
240,000	Wal-Mart Stores, Inc.	12,976,800
		13,405,020
Tobacco Products 0.3%
10,800	Philip Morris International, Inc.	528,984

TOTAL DOMESTIC COMMON STOCKS
(Cost $105,959,442)		133,948,095

FOREIGN COMMON STOCKS 12.7%
Australia 0.2%
983,610	ING Office Fund	533,315

Canada 0.7%
10,200	Bank of Nova Scotia	463,372
44,000	Brookfield Asset Management, Inc., Class A	1,044,592
		1,507,964
Germany 0.4%
9,000	RWE AG	763,480

Hong Kong 4.2%
185,000	Cheung Kong Holdings, Ltd.	2,257,042
10,500	Guoco Group, Ltd.	108,015
600,000	Hang Lung Properties, Ltd.	2,291,891
500,000	Henderson Investment, Ltd.	39,293
104,500	Henderson Land Development Co., Ltd.	706,122
1,500,000	Midland Holdings, Ltd.	1,416,489
650,000	Wheelock & Co., Ltd.	1,821,338
		8,640,190
Japan 0.0%(1)
105	New City Residence Investment Corp.*(2)(3)	259

Netherlands 3.4%
120,000	Heineken Holding NV	4,894,608
31,663	Heineken NV	1,555,126
20,000	Unilever NV	601,852
		7,051,586
New Zealand 1.7%
4,898,490	Kiwi Income Property Trust	3,454,579

Singapore 0.6%
906,666	Ascendas Real Estate Investment Trust	1,244,836

Turkey 0.0%(1)
57,183	Dogus Ge Gayrimenkul Yatirim Ortakligi A.S.*	47,699

United Kingdom 1.5%
25,000	Diageo PLC, Sponsored ADR	1,632,000
40,000	GlaxoSmithKline PLC, Sponsored ADR	1,485,600
		3,117,600
TOTAL FOREIGN COMMON STOCKS
(Cost $22,668,138)		26,361,508

AUCTION PREFERRED SECURITIES 3.9%
228	Advent Claymore Global Convertible Securities & Income Fund, Series W(2)	5,130,000
108	Gabelli Dividend & Income Trust, Series B(2)	2,430,000
26	Neuberger Berman Real Estate Securities Income Fund, Series A(2)	585,000

TOTAL AUCTION PREFERRED SECURITIES
(Cost $8,981,220)		8,145,000

FOREIGN GOVERNMENT BONDS 1.3%
New Zealand 1.3%
3,687,000 NZD	New Zealand Treasury Bonds, 6.000% due 11/15/2011	2,672,476

TOTAL FOREIGN GOVERNMENT BONDS
(Amortized Cost $2,784,283)		2,672,476

LIMITED PARTERNSHIPS 3.1%
5	Ithan Creek Partners, L.P.*(2)	6,318,045

TOTAL LIMITED PARTNERSHIPS
(Cost $5,000,000)		6,318,045

TOTAL LONG TERM INVESTMENTS
(Cost $145,393,083)		177,445,124

SHORT TERM INVESTMENTS 14.1%
DOMESTIC GOVERNMENT BONDS 13.3%
$27,500,000	United States Treasury Bills DN, 0.070% due 03/25/2010	27,498,717

TOTAL DOMESTIC GOVERNMENT BONDS
(Amortized Cost $27,498,717)		27,498,717

MONEY MARKET FUNDS 0.8%
1,634,731	Dreyfus Treasury Cash Management Money Market Fund, Institutional Class, 7-Day Yield - 0.00004%	1,634,731

TOTAL MONEY MARKET FUNDS
(Cost $1,634,731)		1,634,731

TOTAL SHORT TERM INVESTMENTS
(Cost $29,133,448)		29,133,448

TOTAL INVESTMENTS 99.9%
(Cost $174,526,531)		206,578,572

OTHER ASSETS AND LIABILITIES 0.1%		123,072

TOTAL NET ASSETS AVAILABLE TO COMMON AND PREFERRED STOCK 100.0%		206,701,644

AUCTION MARKET PREFERRED STOCK (AMPS) REDEMPTION VALUE		(25,000,000)

TOTAL NET ASSETS AVAILABLE TO COMMON STOCK		$181,701,644

*                 Non-income producing security.

(1)       Less than 0.05% of Total Net Assets Available to Common and Preferred Stock.

(2)       Fair valued security under procedures established by the Fund’s Board of Directors. Total market of fair valued securities as of February 28, 2010 is $14,463,304, or 7.00% of Total Net Assets Available to Common and Preferred Stock.

(3)       On October 9, 2008, the company declared bankruptcy.

Percentages are stated as a percent of the Total Net Assets Available to Common and Preferred Stock.

Common Abbreviations:

ADR - American Depositary Receipt

A.S. - Anonim Sirketi (Turkish: Joint Stock Company)

DN - Discount Note

L.P. - Limited Partnership

Ltd. - Limited

NV - Naamloze Vennootchap is the Dutch term for a public limited liability corporation

NZD - New Zealand Dollar

PLC - Public Limited Company

For Fund compliance purposes, the Fund’s industry and/or geography classifications refer to any one of the industry/geography sub-classifications used by one or more widely recognized market indexes, and/or as defined by Fund Management. This definition may not apply for purposes of this report, which may combine industry/geography sub-classifications for reporting ease. Industries/geographies are shown as a percent of net assets available to common and preferred shares. These industry/geography classifications are unaudited.

See Notes to Quarterly Portfolio of Investments.

Boulder Growth & Income Fund, Inc.

February 28, 2010 (Unaudited)

Note 1.  Valuation and Investment Practices

Portfolio Valuation: The net asset value of the Fund’s common shares is determined by the Fund’s co-administrator no less frequently than on the last business day of each week and month. It is determined by dividing the value of the Fund’s net assets attributable to common stock by the number of common shares outstanding. The value of the Fund’s net assets attributable to common shares is deemed to equal the value of the Fund’s total assets less (i) the Fund’s liabilities and (ii) the aggregate liquidation value of the outstanding Taxable Auction Market Preferred Stock. Securities listed on a national securities exchange are valued on the basis of the last sale on such exchange or the NASDAQ Official Close Price on the day of valuation. In the absence of sales of listed securities and with respect to securities for which the most recent sale prices are not deemed to represent fair market value, and unlisted securities (other than money market instruments), securities are valued at the mean between the closing bid and asked prices, or based on a matrix system which utilizes information (such as credit ratings, yields and maturities) from independent sources. Investments for which market quotations are not readily available or do not otherwise accurately reflect the fair value of the investment are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including reference to valuations of other securities which are considered comparable in quality, maturity and type. Investments in money market instruments, which mature in 60 days or less at the time of purchase, are valued at amortized cost.

The Fund has adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), issued in June 2009. The Fund follows the provisions of ASC 820, “Fair Value Measurements and Disclosures” (“ASC 820”). In accordance with ASC 820, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Under certain circumstances, fair value may equal the mean between the bid and asked prices. ASC 820 established a three tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1—quoted prices in active markets for identical investments

•                  Level 2—significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the three months ended February 28, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized the following fair value techniques: discounted future cash flow models, weighted average of last available trade prices, multi-dimensional relational pricing model, and underlying security.

The following is a summary of the inputs used as of February 28, 2010 in valuing the Fund’s investments carried at fair value:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Domestic Common Stocks	$133,948,095	$—	$—	$133,948,095
Foreign Common Stocks	26,361,249	—	259	26,361,508
Auction Preferred Securities	—	8,145,000	—	8,145,000
Foreign Government Bonds	—	2,672,476	—	2,672,476
Limited Partnerships	—	—	6,318,045	6,318,045
Short Term Investments - Domestic Government Bonds	27,498,717	—	—	27,498,717
Short Term Investments — Money Market Funds	1,634,731	—	—	1,634,731
Total	$189,442,792	$10,817,476	$6,318,304	$206,578,572

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities at Value	Balance as of 11/30/2009	Realized gain/(loss)	Change in unrealized appreciation	Net purchases/ (sales)	Transfer in and/or out of Level 3	Balance as of 2/28/2010
Foreign Common Stocks	$243	—	$16	—	—	$259
Limited Partnerships	6,213,812	—	104,233	—	—	6,318,045
Total	$6,214,055	$—	$104,249	$—	$—	$6,318,304

Foreign Securities: The Fund may invest a portion of its assets in foreign securities. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate prevailing at the end of the period, and purchases and sales of investment securities, income and expenses transacted in foreign currencies are translated at the exchange rate on the dates of such transactions.

Use of Estimates: The preparation of financial statements is in accordance with generally accepted accounting principles in the United States of America, which requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2.  Unrealized Appreciation/ (Depreciation)

On February 28, 2010, based on cost of $174,452,997 for federal income tax purposes, aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $36,001,067 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $3,875,492, resulting in net unrealized appreciation of $32,125,575.

Note 3. Recently Issued Accounting Pronouncements

In January 2010, the FASB issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” that requires additional disclosures regarding fair value measurements. Certain required disclosures are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact it will have on its financial statement disclosures.

Item 2 - Controls and Procedures.

(a)                                  The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 17 CFR 270.300-3(c)) were effective as of a date within 90 days of the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)         There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 — Exhibits.

(a)                                  Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Boulder Growth & Income Fund, Inc.

By:	/s/ Stephen C. Miller
Stephen C. Miller, President
(Principal Executive Officer)

Date:	April 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen C. Miller
Stephen C. Miller, President
(Principal Executive Officer)

Date:	April 27, 2010

By:	/s/ Carl D. Johns
Carl D. Johns, Vice President and Treasurer
(Principal Financial Officer)

Date:	April 27, 2010